SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHORT-TERM AND LONG-TERM LOANS
Short-term loans		$ 283,049	$ 236,000
US$ denominated bank borrowing
SHORT-TERM AND LONG-TERM LOANS
Short-term loans		236,000	236,000
Long-term Debt		28,932	29,763
RMB denominated commercial notes
SHORT-TERM AND LONG-TERM LOANS
Short-term loans		47,049
PRC | RMB Denominated Bank Borrowing For Financial Institutions in China
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate	5.98%
Long-term Debt	$ 35,968	41,879	43,448
PRC | RMB Denominated Bank Borrowing For Financial Institutions in China | Repayable Within Twelve Months [Member]
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt	2,369	2,588	2,529
Beijing PRC | RMB denominated bank borrowing for purchase of buildings
SHORT-TERM AND LONG-TERM LOANS
Long-term Debt	33,683	46,606	55,128
Beijing PRC | RMB denominated bank borrowing for purchase of buildings | Repayable On Demand For Not Meeting Loan Covenants [Member]
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt			55,128
Beijing PRC | RMB denominated bank borrowing for purchase of buildings | Buildings and Land [Member]
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt		46,606
Wuhan PRC | RMB denominated bank borrowing for purchase of buildings
SHORT-TERM AND LONG-TERM LOANS
Long-term Debt	9,974	13,458	15,653
Long-term debt reclassified to short-term debt		33,683
Wuhan PRC | RMB denominated bank borrowing for purchase of buildings | Repayable Within Twelve Months [Member]
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt	2,346	2,562	2,504
Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings
SHORT-TERM AND LONG-TERM LOANS
Long-term Debt	23,176	$ 29,720	37,888
Taiwan | US$ denominated bank borrowing
SHORT-TERM AND LONG-TERM LOANS
Long-term Debt			32,186
Short-term loans | Maximum
SHORT-TERM AND LONG-TERM LOANS
Interest basis spread on variable rate		1.43%
Short-term loans | Minimum
SHORT-TERM AND LONG-TERM LOANS
Interest basis spread on variable rate		1.10%
Short-term loans | US$ denominated bank borrowing
SHORT-TERM AND LONG-TERM LOANS
Bank deposit, serves as bank borrowing security, classified as current	278,108	$ 267,754
Short-term loans | RMB denominated commercial notes
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate		4.15%
Debt maturity period		1 year
Long-term loans
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate		4.10%
Period of stated interest rate application		3 years
Long-term loans | Restricted Cash Noncurrent [Member]
SHORT-TERM AND LONG-TERM LOANS
Bank account for tenant improvements		$ 6,263	6,241
Long-term loans | Repayable Within Twelve Months [Member]
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt		$ 888	850
Long-term loans | Prime
SHORT-TERM AND LONG-TERM LOANS
Interest basis spread on variable rate		1.00%
Debt Instrument, Description of Variable Rate Basis		Prime rate
Long-term loans | US$ denominated bank borrowing
SHORT-TERM AND LONG-TERM LOANS
Carrying amount of debt			6,369
Long-term loans | PRC | RMB Denominated Bank Borrowing For Financial Institutions in China
SHORT-TERM AND LONG-TERM LOANS
Carrying amount of debt	48,870	$ 51,493	54,116
Long-term loans | PRC | RMB Denominated Bank Borrowing For Financial Institutions in China | Building | Repayable Within Twelve Months [Member]
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt	2,588
Long-term loans | PRC | RMB Denominated Bank Borrowing For Financial Institutions in China | PBOC rate
SHORT-TERM AND LONG-TERM LOANS
Carrying amount of debt	$ 345	1,628	1,527
Long-term loans | Beijing PRC | RMB denominated bank borrowing for purchase of buildings
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate	4.90%
Long-term loans | Beijing PRC | RMB denominated bank borrowing for purchase of buildings | Building
SHORT-TERM AND LONG-TERM LOANS
Assets pledged as collateral	$ 160,540	175,843	191,146
Long-term loans | Wuhan PRC | RMB denominated bank borrowing for purchase of buildings
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate	4.90%
Assets pledged as collateral	$ 1,436	1,568	1,533
Long-term loans | Wuhan PRC | RMB denominated bank borrowing for purchase of buildings | Building
SHORT-TERM AND LONG-TERM LOANS
Assets pledged as collateral	36,998	39,098	41,198
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings
SHORT-TERM AND LONG-TERM LOANS
Carrying amount of debt	76,409	80,826	85,243
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings | Repayable Within Twelve Months [Member]
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt			4,889
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings | Repayable Within Twelve Months [Member] | Accounts Receivable [Member]
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt		5,003
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings | Building | Repayable Within Twelve Months [Member]
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt	$ 4,580
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings | PBOC rate
SHORT-TERM AND LONG-TERM LOANS
Interest basis spread on variable rate	25.00%
Long-term loans | UNITED STATES | Buildings and Land [Member]
SHORT-TERM AND LONG-TERM LOANS
Assets pledged as collateral		$ 41,931	$ 42,581
Long-term loans | Taiwan | US$ denominated bank borrowing
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate	2.35%
Percent of principle in periodic payment			90.00%
Principle amount			$ 40
Carrying amount of debt			$ 32,186
Long-term loans | Taiwan | US$ denominated bank borrowing | Payable on October 23, 2020
SHORT-TERM AND LONG-TERM LOANS
Percent of principle in periodic payment			10.00%